Convertible Preferred Stock (Details) - Schedule of Convertible Preferred Stock - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Conversion of Stock [Line Items]
Shares authorized	2,000	29,770,205
Shares issued and outstanding		27,920,467
Liquidation amount (in Dollars)		$ 44,154,948
Series Seed [Member]
Conversion of Stock [Line Items]
Shares authorized		5,155,703
Shares issued and outstanding		5,155,703
Liquidation amount (in Dollars)		$ 4,154,981
Series 1 [Member]
Conversion of Stock [Line Items]
Shares authorized		100
Shares issued and outstanding
Liquidation amount (in Dollars)
Series A [Member]
Conversion of Stock [Line Items]
Shares authorized		24,614,402
Shares issued and outstanding		22,764,764
Liquidation amount (in Dollars)		$ 39,999,967